Schedule of Investments
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.20%
Belgium–3.09%
Anheuser-Busch InBev S.A./N.V., ADR(a)	34,599	$1,562,491
Canada–1.85%
Constellation Software, Inc.	675	939,234
China–2.44%
Kweichow Moutai Co. Ltd., A Shares	4,700	1,236,274
Finland–1.99%
Kone OYJ, Class B	26,201	1,008,964
France–3.16%
LVMH Moet Hennessy Louis Vuitton SE	2,719	1,598,323
Germany–5.18%
KION Group AG	36,179	701,055
SAP SE	23,297	1,920,484
		2,621,539
Hong Kong–3.37%
AIA Group Ltd.	205,400	1,705,345
Japan–0.98%
FANUC Corp.	1,800	249,008
Nabtesco Corp.	12,200	249,810
		498,818
Netherlands–1.89%
Topicus.com, Inc.(b)	19,870	955,417
Switzerland–3.91%
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(b)	40,270	17,958
Temenos AG	29,140	1,962,140
		1,980,098
United Kingdom–11.50%
British American Tobacco PLC	72,721	2,600,459
Imperial Brands PLC	43,477	897,182
London Stock Exchange Group PLC	27,558	2,323,787
		5,821,428
United States–55.84%
Accenture PLC, Class A	6,209	1,597,576
Adobe, Inc.(b)	1,570	432,064
Alphabet, Inc., Class A(b)	22,220	2,125,343
Shares		Value
United States–(continued)
Analog Devices, Inc.	13,971	$1,946,719
Aon PLC, Class A	7,197	1,927,860
Aptiv PLC(b)	13,725	1,073,432
AutoZone, Inc.(b)	680	1,456,512
Becton, Dickinson and Co.	7,900	1,760,357
Charter Communications, Inc., Class A(b)	4,330	1,313,506
Equinix, Inc.	3,204	1,822,563
Floor & Decor Holdings, Inc., Class A(b)	2,904	204,035
Honeywell International, Inc.	10,779	1,799,770
Microsoft Corp.	10,599	2,468,507
Roche Holding AG	5,395	1,759,089
Sabre Corp.(a)(b)	233,026	1,200,084
Visa, Inc., Class A(a)	16,078	2,856,257
Walt Disney Co. (The)(b)	12,091	1,140,544
Zoetis, Inc.	9,334	1,384,139
		28,268,357
Total Common Stocks & Other Equity Interests (Cost $56,429,353)		48,196,288
Money Market Funds–4.56%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)(d)	808,798	808,798
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)(d)	572,057	572,172
Invesco Treasury Portfolio, Institutional Class, 2.87%(c)(d)	924,340	924,340
Total Money Market Funds (Cost $2,305,077)		2,305,310
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.76% (Cost $58,734,430)		50,501,598
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.21%
Invesco Private Government Fund, 3.01%(c)(d)(e)	1,447,435	1,447,435
Invesco Private Prime Fund, 3.11%(c)(d)(e)	3,722,683	3,722,683
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,170,389)		5,170,118
TOTAL INVESTMENTS IN SECURITIES—109.97% (Cost $63,904,819)		55,671,716
OTHER ASSETS LESS LIABILITIES–(9.97)%		(5,046,807)
NET ASSETS–100.00%		$50,624,909

Investment Abbreviations:
ADR	– American Depositary Receipt
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at September 30, 2022.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,638,209	$1,986,739	$(2,816,150)	$-	$-	$808,798	$5,319
Invesco Liquid Assets Portfolio, Institutional Class	1,164,786	1,419,099	(2,011,534)	285	(464)	572,172	5,056
Invesco Treasury Portfolio, Institutional Class	1,872,239	2,270,559	(3,218,458)	-	-	924,340	7,557
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,204,237	16,031,518	(15,788,320)	-	-	1,447,435	12,298*
Invesco Private Prime Fund	2,809,885	30,899,199	(29,986,429)	(142)	170	3,722,683	31,961*
Total	$8,689,356	$52,607,114	$(53,820,891)	$143	$(294)	$7,475,428	$62,191

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$1,562,491	$—	$—	$1,562,491
Canada	939,234	—	—	939,234
China	—	1,236,274	—	1,236,274
Finland	—	1,008,964	—	1,008,964
France	—	1,598,323	—	1,598,323
Germany	—	2,621,539	—	2,621,539
Hong Kong	—	1,705,345	—	1,705,345
Japan	—	498,818	—	498,818
Netherlands	955,417	—	—	955,417
Switzerland	17,958	1,962,140	—	1,980,098
United Kingdom	—	5,821,428	—	5,821,428
United States	26,509,268	1,759,089	—	28,268,357
Money Market Funds	2,305,310	5,170,118	—	7,475,428
Total Investments	$32,289,678	$23,382,038	$—	$55,671,716
Invesco V.I. Global Core Equity Fund